Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Computer Software and Equipment	Furniture and Fixture	Satellite Equipment	Ground Station Equipment	Vehicle	Leasehold Improvement	Total
January 1, 2018	$119,903	$10,006	$275,410	$-	$-	$-	$405,319
Addition	201,167	23,338	-	1,854,027	141,971	83,721	2,304,224
December 31, 2018	321,070	33,344	275,410	1,854,027	141,971	83,721	2,709,543
Addition	7,793	3,038	-	-	56,770	-	67,601
December 31, 2019	328,863	36,382	275,410	1,854,027	198,741	83,721	2,777,144
Addition	6,846	-	-	-	-	-	6,846
March 31, 2020 (unaudited)	$335,709	$36,382	$275,410	$1,854,027	$198,741	$83,721	$2,783,990

Schedule of changes in accumulated depreciation for property and equipment
	Computer Software and Equipment	Furniture and Fixture	Satellite Equipment	Ground Station Equipment	Vehicle	Leasehold Improvement	Total
January 1, 2018	$56,763	$6,218	$37,611	$-	$-	$-	$100,592
Addition	44,366	3,153	53,749	92,701	21,980	5,508	221,457
December 31, 2018	101,129	9,371	91,360	92,701	21,980	5,508	322,049
Addition	64,266	6,366	55,082	370,806	33,305	17,873	547,698
December 31, 2019	165,395	15,737	146,442	463,507	55,285	23,381	869,747
Addition	14,667	1,489	13,771	92,701	10,041	4,370	137,039
March 31, 2020 (unaudited)	$180,062	$17,226	$160,213	$556,208	$65,326	$27,751	$1,006,786